Income Taxes	7 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9 — INCOME TAXES

The Company generates taxable income primarily consisting of interest income earned on the Trust Account. The Company’s general and administrative costs are generally considered start-up costs and are not currently deductible.

The income tax provision (benefit) for the period from May 21, 2020 (inception) through December 31, 2020 consists of the following:

Current
Federal	$6,864
State	—
Deferred
Federal	(31,262)
State	—
Valuation allowance	31,262
Income tax provision	$6,864

As of December 31, 2020, the Company’s net deferred tax assets are as follows:

Deferred tax assets:
Start-up/Organization costs	$31,262
Total deferred tax assets	31,262
Valuation allowance	(31,262)
Deferred tax asset, net of allowance	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from May 21, 2020 (inception) through December 31, 2020, the valuation allowance was $31,362.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate for the period from May 6 (inception) through December 31, 2020 is as follows:

Statutory Federal income tax rate	21.00%
Change in Valuation Allowance	(26.91)%
Effective tax rate	(5.91)%

There were no unrecognized tax benefits as of December 31, 2020. No amounts were accrued for the payment of interest and penalties at December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.